Shareholder Report	12 Months Ended
	Aug. 31, 2025 USD ($) Holding	Aug. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000242847
Shareholder Report [Line Items]
Fund Name	iShares Climate Conscious & Transition MSCI USA ETF
Trading Symbol	USCL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Climate Conscious & Transition MSCI USA ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Climate Conscious & Transition MSCI USA ETF	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2025, the Fund returned 14.83%.

  For the same period, the MSCI USA Index returned 16.45% and the MSCI USA Extended Climate Action Index returned 14.93%.

What contributed to performance?

For the reporting period, the largest contributor to the Fund’s performance was the information technology sector. Semiconductor stocks gained amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions. In particular, a global leader gained due to its dominant position in the AI chip market, with record revenue growth fueled by strong demand for its GPUs in data centers and AI applications. Systems software stocks were also meaningful contributors, benefiting from strong demand in cloud-delivered businesses, including cybersecurity. Communication firms, particularly those in the interactive media and services segment, were supported by solid digital advertising revenue growth fueled by AI investments that improved ad targeting and performance. In the financials sector, diversified banks were supported by robust loan growth, improving credit quality, and strategic cost management. Meanwhile, capital markets companies were helped by resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes.

What detracted from performance?

During the reporting period, healthcare stocks detracted from the Fund’s return. Pharmaceuticals faced shifting regulatory policies, an uncertain tariff landscape, clinical trial setbacks, and looming patent expirations.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI USA Index	MSCI USA Extended Climate Action Index
May 23	$10,000	$10,000	$10,000
Jun 23	$10,384	$10,994	$10,960
Jul 23	$10,786	$11,374	$11,386
Aug 23	$10,641	$11,180	$11,248
Sep 23	$10,150	$10,656	$10,730
Oct 23	$9,880	$10,410	$10,432
Nov 23	$10,811	$11,391	$11,425
Dec 23	$11,295	$11,927	$11,923
Jan 24	$11,534	$12,122	$12,176
Feb 24	$12,212	$12,085	$12,216
Mar 24	$12,579	$12,467	$13,281
Apr 24	$12,093	$12,630	$12,768
May 24	$12,658	$13,235	$13,384
Jun 24	$13,156	$13,712	$13,894
Jul 24	$13,278	$13,131	$14,041
Aug 24	$13,602	$13,445	$13,618
Sep 24	$13,929	$13,739	$14,731
Oct 24	$13,859	$14,417	$14,659
Nov 24	$14,718	$15,322	$14,732
Dec 24	$14,347	$14,929	$14,364
Jan 25	$14,877	$14,550	$14,894
Feb 25	$14,618	$14,319	$14,641
Mar 25	$13,742	$13,485	$13,762
Apr 25	$13,627	$13,416	$13,650
May 25	$14,415	$14,281	$14,440
Jun 25	$15,150	$15,014	$15,180
Jul 25	$15,476	$15,357	$15,505
Aug 25	$15,620	$15,657	$15,651

Average Annual Return [Table Text Block]
...
1 Year	Since Fund Inception
Fund NAV...
14.83%	22.08%
MSCI USA Index...
16.45	22.21
MSCI USA Extended Climate Action Index...
14.93	22.19

Performance Inception Date	Jun. 06, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 2,521,779,020
Holdings Count | Holding	276
Advisory Fees Paid, Amount	$ 1,869,491
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$2,521,779,020
Number of Portfolio Holdings...
276
Net Investment Advisory Fees...
$1,869,491
Portfolio Turnover Rate...
12%

C000219749
Shareholder Report [Line Items]
Fund Name	iShares ESG Advanced MSCI USA ETF
Trading Symbol	USXF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Advanced MSCI USA ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced MSCI USA ETF	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2025, the Fund returned 17.29%.

  For the same period, the MSCI USA Index returned 16.45% and the MSCI USA Choice ESG Screened Index returned 17.41%.

What contributed to performance?

For the reporting period, the largest contributor to the Fund’s performance was the information technology sector. Semiconductor stocks gained amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions. In particular, a global leader gained due to its dominant position in the AI chip market, with record revenue growth fueled by strong demand for its GPUs in data centers and AI applications. In the financials sector, capital markets companies, comprised of asset management and custody banks, investment banking and brokerage, and financial exchanges and data, were helped by resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. Lastly, in the industrials sector, electrical equipment manufacturers benefited as the growth of AI data centers dramatically increased electricity demand. Additionally, aerospace and defense stocks gained amid robust demand for engines and services in commercial aviation, as well as government support for defense spending.

What detracted from performance?

During the reporting period, healthcare stocks detracted from the Fund’s return. Pharmaceuticals, biotechnology and life sciences firms faced shifting regulatory policies, an uncertain tariff landscape, clinical trial setbacks, and looming patent expirations.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI USA Index	MSCI USA Choice ESG Screened Index
May 20	$10,000	$10,000	$10,000
Jun 20	$10,051	$10,506	$10,580
Jul 20	$10,602	$10,537	$11,163
Aug 20	$11,420	$11,332	$11,430
Sep 20	$11,012	$11,524	$11,599
Oct 20	$10,763	$11,225	$11,339
Nov 20	$11,962	$12,524	$12,603
Dec 20	$12,375	$13,041	$13,041
Jan 21	$12,256	$12,920	$12,918
Feb 21	$12,667	$13,257	$13,356
Mar 21	$13,126	$13,755	$13,838
Apr 21	$13,891	$14,503	$14,651
May 21	$13,963	$14,575	$14,725
Jun 21	$14,411	$14,982	$15,201
Jul 21	$14,757	$15,339	$15,569
Aug 21	$15,134	$15,790	$15,968
Sep 21	$14,369	$15,044	$15,160
Oct 21	$15,325	$16,095	$16,171
Nov 21	$15,177	$15,932	$16,015
Dec 21	$15,729	$16,560	$16,602
Jan 22	$14,515	$15,626	$15,321
Feb 22	$13,959	$15,169	$14,733
Mar 22	$14,300	$15,701	$15,093
Apr 22	$13,062	$14,279	$13,787
May 22	$13,007	$14,247	$13,731
Jun 22	$11,957	$13,067	$12,623
Jul 22	$13,094	$14,286	$13,825
Aug 22	$12,418	$13,725	$13,112
Sep 22	$11,274	$12,449	$11,904
Oct 22	$12,103	$13,439	$12,780
Nov 22	$13,061	$14,171	$13,795
Dec 22	$12,408	$13,338	$13,106
Jan 23	$13,275	$13,455	$14,023
Feb 23	$13,006	$13,877	$13,740
Mar 23	$13,449	$14,368	$14,209
Apr 23	$13,541	$14,550	$14,308
May 23	$13,721	$14,645	$14,498
Jun 23	$14,662	$15,622	$15,494
Jul 23	$15,110	$16,162	$15,970
Aug 23	$14,983	$15,887	$15,837
Sep 23	$14,152	$15,142	$14,968
Oct 23	$13,830	$14,792	$14,629
Nov 23	$15,393	$16,187	$16,273
Dec 23	$16,330	$16,948	$17,266
Jan 24	$16,844	$17,225	$17,811
Feb 24	$17,886	$17,172	$17,989
Mar 24	$18,598	$17,715	$19,671
Apr 24	$17,539	$17,947	$18,552
May 24	$18,563	$18,806	$19,635
Jun 24	$19,201	$19,484	$20,313
Jul 24	$19,441	$18,658	$20,569
Aug 24	$19,902	$19,105	$20,013
Sep 24	$20,301	$19,523	$21,483
Oct 24	$20,336	$20,486	$21,521
Nov 24	$21,520	$21,772	$21,657
Dec 24	$20,599	$21,214	$20,731
Jan 25	$20,913	$20,675	$21,054
Feb 25	$20,713	$20,346	$20,838
Mar 25	$19,382	$19,162	$19,509
Apr 25	$19,470	$19,064	$19,598
May 25	$21,142	$20,293	$21,284
Jun 25	$22,491	$21,334	$22,641
Jul 25	$23,091	$21,822	$23,242
Aug 25	$23,343	$22,248	$23,498

Average Annual Return [Table Text Block]
...
1 Year	5 Years	Since Fund Inception
Fund NAV...
17.29%	15.37%	17.67%
MSCI USA Index...
16.45	14.45	16.60
MSCI USA Choice ESG Screened Index...
17.41	15.50	17.83

Performance Inception Date	Jun. 16, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 1,271,736,746
Holdings Count | Holding	300
Advisory Fees Paid, Amount	$ 1,249,436
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,271,736,746
Number of Portfolio Holdings...
300
Net Investment Advisory Fees...
$1,249,436
Portfolio Turnover Rate...
9%

C000174221
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware MSCI USA ETF
Trading Symbol	ESGU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Aware MSCI USA ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI USA ETF	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2025, the Fund returned 15.14%.

  For the same period, the MSCI USA Index returned 16.45% and the MSCI USA Extended ESG Focus Index (Spliced) returned 15.32%.

What contributed to performance?

For the reporting period, the largest contributor to the Fund’s performance was the information technology sector. Semiconductor stocks gained amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions. In particular, a global semiconductor leader gained due to its dominant position in the AI chip market, with record revenue growth fueled by strong demand for its GPUs in data centers and AI applications. Systems software stocks were also meaningful contributors, benefiting from strong demand in cloud-delivered businesses, including cybersecurity. Companies in the financials sector were also notable contributors, benefiting from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. Lastly, communication firms, particularly those in the interactive media and services segment, were supported by solid digital advertising revenue growth fueled by AI investments that improved ad targeting and performance.

What detracted from performance?

During the reporting period, healthcare stocks detracted from the Fund’s return. Pharmaceuticals faced an uncertain and evolving tariff landscape that disrupted global supply, clinical trial setbacks, looming patent expirations leading to generic competition, and shifting regulatory policies.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI USA Index	MSCI USA Extended ESG Focus Index (Spliced)
Nov 16	$10,000	$10,000	$10,000
Dec 16	$10,228	$10,806	$10,806
Jan 17	$10,416	$11,032	$11,008
Feb 17	$10,833	$11,467	$11,454
Mar 17	$10,859	$11,484	$11,483
Apr 17	$10,989	$11,608	$11,625
May 17	$11,137	$11,765	$11,783
Jun 17	$11,201	$11,837	$11,854
Jul 17	$11,417	$12,078	$12,087
Aug 17	$11,455	$12,115	$12,128
Sep 17	$11,659	$12,361	$12,352
Oct 17	$11,982	$12,643	$12,688
Nov 17	$12,298	$13,028	$13,029
Dec 17	$12,402	$13,170	$13,143
Jan 18	$13,121	$13,925	$13,908
Feb 18	$12,641	$13,415	$13,397
Mar 18	$12,347	$13,088	$13,086
Apr 18	$12,402	$13,140	$13,147
May 18	$12,678	$13,463	$13,439
Jun 18	$12,786	$13,554	$13,556
Jul 18	$13,279	$14,042	$14,081
Aug 18	$13,721	$14,509	$14,554
Sep 18	$13,782	$14,575	$14,618
Oct 18	$12,768	$13,566	$13,539
Nov 18	$13,076	$13,832	$13,869
Dec 18	$11,889	$12,585	$12,609
Jan 19	$12,848	$13,620	$13,631
Feb 19	$13,274	$14,078	$14,086
Mar 19	$13,547	$14,340	$14,377
Apr 19	$14,107	$14,916	$14,974
May 19	$13,190	$13,975	$13,999
Jun 19	$14,133	$14,954	$15,005
Jul 19	$14,352	$15,183	$15,240
Aug 19	$14,076	$14,915	$14,949
Sep 19	$14,337	$15,179	$15,237
Oct 19	$14,685	$15,510	$15,608
Nov 19	$15,246	$16,092	$16,206
Dec 19	$15,718	$16,565	$16,709
Jan 20	$15,804	$16,611	$16,805
Feb 20	$14,516	$14,430	$14,604
Mar 20	$12,748	$12,601	$13,554
Apr 20	$14,418	$15,053	$15,331
May 20	$15,173	$15,835	$16,136
Jun 20	$15,542	$16,197	$16,531
Jul 20	$16,452	$16,246	$17,502
Aug 20	$17,707	$17,471	$17,829
Sep 20	$17,004	$17,767	$18,093
Oct 20	$16,576	$17,305	$17,641
Nov 20	$18,526	$19,308	$19,719
Dec 20	$19,253	$20,106	$20,496
Jan 21	$19,141	$19,920	$20,379
Feb 21	$19,626	$20,438	$20,899
Mar 21	$20,375	$21,206	$21,699
Apr 21	$21,427	$22,360	$22,822
May 21	$21,557	$22,470	$22,963
Jun 21	$22,145	$23,099	$23,596
Jul 21	$22,636	$23,648	$24,120
Aug 21	$23,322	$24,344	$24,855
Sep 21	$22,208	$23,194	$23,670
Oct 21	$23,783	$24,814	$25,353
Nov 21	$23,489	$24,563	$25,044
Dec 21	$24,409	$25,531	$26,027
Jan 22	$22,958	$24,091	$24,482
Feb 22	$22,227	$23,387	$23,705
Mar 22	$22,975	$24,206	$24,505
Apr 22	$20,891	$22,015	$22,284
May 22	$20,867	$21,965	$22,262
Jun 22	$19,117	$20,146	$20,397
Jul 22	$20,914	$22,025	$22,317
Aug 22	$20,067	$21,160	$21,416
Sep 22	$18,169	$19,193	$19,392
Oct 22	$19,625	$20,720	$20,949
Nov 22	$20,726	$21,848	$22,128
Dec 22	$19,474	$20,563	$20,794
Jan 23	$20,733	$20,744	$22,142
Feb 23	$20,202	$21,394	$21,577
Mar 23	$20,892	$22,151	$22,316
Apr 23	$21,139	$22,432	$22,582
May 23	$21,220	$22,578	$22,671
Jun 23	$22,589	$24,085	$24,137
Jul 23	$23,372	$24,918	$24,977
Aug 23	$22,990	$24,493	$24,572
Sep 23	$21,845	$23,345	$23,350
Oct 23	$21,330	$22,805	$22,806
Nov 23	$23,390	$24,955	$24,997
Dec 23	$24,483	$26,130	$26,166
Jan 24	$24,828	$26,556	$26,539
Feb 24	$26,115	$26,475	$26,415
Mar 24	$26,943	$27,311	$28,807
Apr 24	$25,836	$27,669	$27,626
May 24	$27,067	$28,994	$28,947
Jun 24	$28,011	$30,039	$29,959
Jul 24	$28,420	$28,766	$30,402
Aug 24	$29,086	$29,455	$29,460
Sep 24	$29,739	$30,099	$31,820
Oct 24	$29,402	$31,585	$31,469
Nov 24	$31,243	$33,566	$31,647
Dec 24	$30,439	$32,706	$30,835
Jan 25	$31,279	$31,876	$31,686
Feb 25	$30,712	$31,368	$31,135
Mar 25	$28,879	$29,543	$29,258
Apr 25	$28,700	$29,391	$29,088
May 25	$30,585	$31,286	$31,008
Jun 25	$32,128	$32,892	$32,573
Jul 25	$32,833	$33,644	$33,300
Aug 25	$33,490	$34,301	$33,974

Average Annual Return [Table Text Block]
...
1 Year	5 Years	Since Fund Inception
Fund NAV...
15.14%	13.59%	14.81%
MSCI USA Index...
16.45	14.45	15.13
MSCI USA Extended ESG Focus Index (Spliced)...
15.32	13.76	15.01

Performance Inception Date	Dec. 01, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 14,195,564,339
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 20,226,930
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$14,195,564,339
Number of Portfolio Holdings...
284
Net Investment Advisory Fees...
$20,226,930
Portfolio Turnover Rate...
24%

C000240124
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware MSCI USA Growth ETF
Trading Symbol	EGUS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Aware MSCI USA Growth ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI USA Growth ETF	$20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2025, the Fund returned 21.87%.

  For the same period, the MSCI USA Index returned 16.45% and the MSCI USA Growth Extended ESG Focus Index returned 22.14%.

What contributed to performance?

For the reporting period, the largest contributor to the Fund’s performance was the information technology sector. Semiconductor stocks gained amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions. In particular, a global semiconductor leader gained due to its dominant position in the AI chip market, with record revenue growth fueled by strong demand for its GPUs in data centers and AI applications. Systems software stocks were also meaningful contributors, benefiting from strong demand in cloud-delivered businesses, including cybersecurity. Broadline retail companies in the consumer discretionary sector were supported by continued positive e-commerce growth and the use of AI-powered tools to improve efficiency. Lastly, communication firms, particularly those in the interactive media and services segment, were supported by solid digital advertising revenue growth fueled by AI investments that improved ad targeting and performance.

What detracted from performance?

During the reporting period, healthcare stocks detracted from the Fund’s return. Pharmaceuticals faced an uncertain and evolving tariff landscape that disrupted global supply, clinical trial setbacks, looming patent expirations leading to generic competition, and shifting regulatory policies.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI USA Index	MSCI USA Growth Extended ESG Focus Index
Jan 23	$10,000	$10,000	$10,000
Feb 23	$9,850	$10,313	$9,964
Mar 23	$10,587	$10,678	$10,712
Apr 23	$10,716	$10,813	$10,845
May 23	$11,232	$10,884	$11,370
Jun 23	$12,013	$11,610	$12,163
Jul 23	$12,428	$12,012	$12,586
Aug 23	$12,372	$11,807	$12,530
Sep 23	$11,642	$11,254	$11,791
Oct 23	$11,415	$10,993	$11,562
Nov 23	$12,755	$12,030	$13,000
Dec 23	$13,297	$12,596	$13,457
Jan 24	$13,582	$12,801	$13,749
Feb 24	$14,527	$12,762	$14,531
Mar 24	$14,741	$13,165	$14,929
Apr 24	$14,098	$13,338	$14,279
May 24	$15,003	$13,977	$15,306
Jun 24	$16,040	$14,480	$16,253
Jul 24	$15,757	$13,867	$15,968
Aug 24	$16,042	$14,199	$16,072
Sep 24	$16,428	$14,509	$16,654
Oct 24	$16,307	$15,225	$16,653
Nov 24	$17,440	$16,181	$16,801
Dec 24	$17,669	$15,766	$17,023
Jan 25	$17,870	$15,366	$17,915
Feb 25	$17,179	$15,121	$17,234
Mar 25	$15,659	$14,241	$15,701
Apr 25	$16,015	$14,168	$16,061
May 25	$17,587	$15,082	$17,645
Jun 25	$18,543	$15,856	$18,608
Jul 25	$19,319	$16,218	$19,392
Aug 25	$19,550	$16,535	$19,629

Average Annual Return [Table Text Block]
...
1 Year	Since Fund Inception
Fund NAV...
21.87%	29.66%
MSCI USA Index...
16.45	21.51
MSCI USA Growth Extended ESG Focus Index...
22.14	29.86

Performance Inception Date	Jan. 31, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 21,688,923
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 30,516
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$21,688,923
Number of Portfolio Holdings...
108
Net Investment Advisory Fees...
$30,516
Portfolio Turnover Rate...
30%

C000199548
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware MSCI USA Small-Cap ETF
Trading Symbol	ESML
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Aware MSCI USA Small-Cap ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI USA Small-Cap ETF	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2025, the Fund returned 8.65%.

  For the same period, the MSCI USA Index returned 16.45% and the MSCI USA Small Cap Extended ESG Focus Index returned 8.85%.

What contributed to performance?

For the reporting period, the largest contributor to the Fund’s performance included stocks in the industrials sector. Aerospace and defense companies gained amid robust government and commercial aerospace demand, sizable contract wins, and favorable industry tailwinds. Meanwhile, construction and engineering stocks were supported by demand for data centers and transportation improvements. Companies in the financials sector were also notable contributors, benefiting from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. In addition, regional banks gained due to loan growth, and improved credit quality. In the information technology sector, semiconductor and semiconductor equipment stocks gained.

What detracted from performance?

During the reporting period, healthcare stocks detracted from the Fund’s return. Biotechnology companies were pressured by sector-wide challenges such as increased regulatory scrutiny and delayed or uncertain drug approval timelines. Additionally, a reduction in funding availability, coupled with competitive pressures and mixed clinical results contributed to stock volatility and declines.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI USA Index	MSCI USA Small Cap Extended ESG Focus Index
Mar 18	$10,000	$10,000	$10,000
Apr 18	$9,976	$10,534	$9,982
May 18	$10,530	$10,793	$10,537
Jun 18	$10,639	$10,866	$10,649
Jul 18	$10,828	$11,258	$10,839
Aug 18	$11,316	$11,631	$11,333
Sep 18	$11,099	$11,685	$11,115
Oct 18	$9,963	$10,876	$9,975
Nov 18	$10,160	$11,089	$10,175
Dec 18	$9,005	$10,089	$9,018
Jan 19	$10,071	$10,919	$10,086
Feb 19	$10,567	$11,286	$10,588
Mar 19	$10,469	$11,496	$10,486
Apr 19	$10,839	$11,958	$10,858
May 19	$10,040	$11,204	$10,052
Jun 19	$10,741	$11,988	$10,754
Jul 19	$10,888	$12,172	$10,902
Aug 19	$10,446	$11,957	$10,460
Sep 19	$10,643	$12,169	$10,662
Oct 19	$10,843	$12,434	$10,864
Nov 19	$11,246	$12,901	$11,271
Dec 19	$11,574	$13,279	$11,602
Jan 20	$11,253	$13,317	$11,277
Feb 20	$10,246	$11,568	$10,269
Mar 20	$8,012	$10,102	$8,028
Apr 20	$9,211	$12,068	$9,232
May 20	$9,790	$12,695	$9,810
Jun 20	$10,092	$12,985	$10,120
Jul 20	$10,507	$13,024	$10,538
Aug 20	$11,028	$14,006	$11,062
Sep 20	$10,720	$14,244	$10,757
Oct 20	$11,019	$13,873	$11,057
Nov 20	$12,844	$15,479	$12,891
Dec 20	$13,862	$16,118	$13,918
Jan 21	$14,443	$15,969	$14,508
Feb 21	$15,345	$16,385	$15,418
Mar 21	$15,664	$17,001	$15,738
Apr 21	$16,254	$17,925	$16,330
May 21	$16,226	$18,014	$16,306
Jun 21	$16,454	$18,518	$16,538
Jul 21	$16,136	$18,959	$16,218
Aug 21	$16,425	$19,516	$16,512
Sep 21	$15,952	$18,594	$16,041
Oct 21	$16,676	$19,893	$16,771
Nov 21	$15,981	$19,691	$16,073
Dec 21	$16,540	$20,468	$16,637
Jan 22	$15,272	$19,313	$15,360
Feb 22	$15,437	$18,749	$15,527
Mar 22	$15,638	$19,406	$15,728
Apr 22	$14,287	$17,649	$14,371
May 22	$14,272	$17,609	$14,357
Jun 22	$12,975	$16,151	$13,051
Jul 22	$14,341	$17,657	$14,423
Aug 22	$13,957	$16,964	$14,034
Sep 22	$12,696	$15,387	$12,765
Oct 22	$13,977	$16,611	$14,056
Nov 22	$14,562	$17,515	$14,648
Dec 22	$13,691	$16,485	$13,773
Jan 23	$15,107	$16,630	$15,195
Feb 23	$14,894	$17,151	$14,981
Mar 23	$14,204	$17,758	$14,287
Apr 23	$13,992	$17,983	$14,073
May 23	$13,725	$18,100	$13,805
Jun 23	$14,885	$19,309	$14,968
Jul 23	$15,652	$19,976	$15,740
Aug 23	$15,039	$19,636	$15,122
Sep 23	$14,144	$18,715	$14,222
Oct 23	$13,237	$18,283	$13,311
Nov 23	$14,437	$20,006	$14,517
Dec 23	$16,061	$20,948	$16,151
Jan 24	$15,524	$21,289	$15,611
Feb 24	$16,399	$21,224	$16,493
Mar 24	$17,043	$21,895	$17,145
Apr 24	$15,878	$22,181	$15,975
May 24	$16,576	$23,244	$16,684
Jun 24	$16,345	$24,082	$16,453
Jul 24	$17,615	$23,061	$17,736
Aug 24	$17,550	$23,614	$17,675
Sep 24	$17,812	$24,130	$17,940
Oct 24	$17,643	$25,321	$17,771
Nov 24	$19,461	$26,909	$19,605
Dec 24	$17,965	$26,220	$18,102
Jan 25	$18,610	$25,554	$18,753
Feb 25	$17,632	$25,147	$17,769
Mar 25	$16,471	$23,684	$16,601
Apr 25	$16,056	$23,562	$16,189
May 25	$16,980	$25,082	$17,124
Jun 25	$17,775	$26,369	$17,929
Jul 25	$18,068	$26,971	$18,229
Aug 25	$19,069	$27,498	$19,238

Average Annual Return [Table Text Block]
...
1 Year	5 Years	Since Fund Inception
Fund NAV...
8.65%	11.58%	9.12%
MSCI USA Index...
16.45	14.45	14.67
MSCI USA Small Cap Extended ESG Focus Index...
8.85	11.70	9.26

Performance Inception Date	Apr. 10, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 1,985,191,168
Holdings Count | Holding	914
Advisory Fees Paid, Amount	$ 3,135,784
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,985,191,168
Number of Portfolio Holdings...
914
Net Investment Advisory Fees...
$3,135,784
Portfolio Turnover Rate...
35%

C000240126
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware MSCI USA Value ETF
Trading Symbol	EVUS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Aware MSCI USA Value ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI USA Value ETF	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2025, the Fund returned 7.32%.

  For the same period, the MSCI USA Index returned 16.45% and the MSCI USA Value Extended ESG Focus Index returned 7.54%.

What contributed to performance?

For the reporting period, the largest contributor to the Fund’s performance included companies in the financials sector, which benefited from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. Diversified banks were supported by robust loan growth, improving credit quality, and strategic cost management. In the industrials sector, robust demand in the construction, agricultural, and heavy machinery space, driven by ongoing infrastructure spending, benefited firms in the machinery space. Information technology stocks also contributed, helped by systems software firms, which benefited from strong demand for cloud infrastructure.

What detracted from performance?

U.S. healthcare stocks were modest detractors from the Fund’s return during the reporting period, pressured by increasing regulatory scrutiny and policy upheaval. Managed healthcare firms faced additional challenges due to rising utilization and medical costs, as well as changes in reimbursement levels. Food, beverage, and tobacco companies in the consumer staples sector declined amid ongoing margin pressures from rising input costs, including inflationary impacts on raw materials, labor, and transportation.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI USA Index	MSCI USA Value Extended ESG Focus Index
Jan 23	$10,000	$10,000	$10,000
Feb 23	$9,615	$10,313	$10,121
Mar 23	$9,537	$10,678	$10,042
Apr 23	$9,645	$10,813	$10,156
May 23	$9,238	$10,884	$9,728
Jun 23	$9,783	$11,610	$10,306
Jul 23	$10,138	$12,012	$10,683
Aug 23	$9,862	$11,807	$10,392
Sep 23	$9,459	$11,254	$9,969
Oct 23	$9,175	$10,993	$9,672
Nov 23	$9,857	$12,030	$10,392
Dec 23	$10,391	$12,596	$10,958
Jan 24	$10,412	$12,801	$10,981
Feb 24	$10,773	$12,762	$10,791
Mar 24	$11,302	$13,165	$11,925
Apr 24	$10,833	$13,338	$11,432
May 24	$11,129	$13,977	$11,744
Jun 24	$11,122	$14,480	$11,742
Jul 24	$11,709	$13,867	$12,362
Aug 24	$12,043	$14,199	$12,080
Sep 24	$12,277	$14,509	$12,968
Oct 24	$12,062	$15,225	$12,741
Nov 24	$12,731	$16,181	$12,775
Dec 24	$11,873	$15,766	$11,918
Jan 25	$12,360	$15,366	$12,408
Feb 25	$12,437	$15,121	$12,491
Mar 25	$12,117	$14,241	$12,171
Apr 25	$11,668	$14,168	$11,721
May 25	$11,993	$15,082	$12,052
Jun 25	$12,511	$15,856	$12,572
Jul 25	$12,561	$16,218	$12,625
Aug 25	$12,925	$16,535	$12,992

Average Annual Return [Table Text Block]
...
1 Year	Since Fund Inception
Fund NAV...
7.32%	10.45%
MSCI USA Index...
16.45	21.51
MSCI USA Value Extended ESG Focus Index...
7.54	10.67

Performance Inception Date	Jan. 31, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 18,642,131
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 27,657
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$18,642,131
Number of Portfolio Holdings...
235
Net Investment Advisory Fees...
$27,657
Portfolio Turnover Rate...
35%

C000211558
Shareholder Report [Line Items]
Fund Name	iShares ESG MSCI USA Leaders ETF
Trading Symbol	SUSL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG MSCI USA Leaders ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG MSCI USA Leaders ETF	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2025, the Fund returned 14.70%.

  For the same period, the MSCI USA Index returned 16.45% and the MSCI USA Extended ESG Leaders Index returned 14.81%.

What contributed to performance?

The largest contributor to the Fund’s performance during the reporting period was the information technology sector. Semiconductor stocks gained amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions. In particular, a global semiconductor leader gained due to its dominant position in the AI chip market, with record revenue growth fueled by strong demand for its GPUs in data centers and AI applications. Meanwhile, systems software firms benefited from strong demand in cloud-delivered businesses, including cybersecurity, and increasing adoption of AI technologies. In the financials sector, firms advanced due to resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. Additionally, a leading maker of electric vehicles in the consumer discretionary sector saw strong sales in international markets and garnered investor optimism from its robotics program.

What detracted from performance?

During the reporting period, healthcare stocks detracted from the Fund’s return. Pharmaceuticals faced an uncertain and evolving tariff landscape that disrupted global supply, clinical trial setbacks, looming patent expirations leading to generic competition, and shifting regulatory policies.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI USA Index	MSCI USA Extended ESG Leaders Index
Apr 19	$10,000	$10,000	$10,000
May 19	$9,626	$10,118	$10,141
Jun 19	$10,252	$10,826	$10,802
Jul 19	$10,446	$10,992	$11,006
Aug 19	$10,338	$10,798	$10,894
Sep 19	$10,517	$10,990	$11,083
Oct 19	$10,712	$11,229	$11,288
Nov 19	$11,100	$11,650	$11,699
Dec 19	$11,422	$11,992	$12,039
Jan 20	$11,518	$12,026	$12,141
Feb 20	$10,645	$10,447	$10,652
Mar 20	$9,317	$9,123	$9,821
Apr 20	$10,476	$10,898	$11,042
May 20	$11,029	$11,464	$11,627
Jun 20	$11,211	$11,726	$11,821
Jul 20	$11,674	$11,761	$12,308
Aug 20	$12,555	$12,648	$12,564
Sep 20	$12,122	$12,863	$12,781
Oct 20	$11,784	$12,529	$12,428
Nov 20	$13,075	$13,979	$13,791
Dec 20	$13,564	$14,556	$14,308
Jan 21	$13,454	$14,422	$14,192
Feb 21	$13,876	$14,797	$14,639
Mar 21	$14,506	$15,353	$15,306
Apr 21	$15,261	$16,188	$16,104
May 21	$15,385	$16,268	$16,235
Jun 21	$15,790	$16,723	$16,665
Jul 21	$16,253	$17,121	$17,156
Aug 21	$16,753	$17,625	$17,685
Sep 21	$15,928	$16,792	$16,816
Oct 21	$17,420	$17,965	$18,393
Nov 21	$17,128	$17,783	$18,086
Dec 21	$17,849	$18,484	$18,849
Jan 22	$16,745	$17,442	$17,684
Feb 22	$16,186	$16,931	$17,095
Mar 22	$16,796	$17,525	$17,740
Apr 22	$15,348	$15,938	$16,211
May 22	$15,244	$15,902	$16,102
Jun 22	$14,114	$14,586	$14,910
Jul 22	$15,281	$15,945	$16,144
Aug 22	$14,526	$15,319	$15,347
Sep 22	$13,223	$13,896	$13,971
Oct 22	$14,187	$15,001	$14,991
Nov 22	$15,136	$15,818	$15,996
Dec 22	$14,230	$14,887	$15,040
Jan 23	$15,154	$15,018	$16,018
Feb 23	$14,793	$15,489	$15,638
Mar 23	$15,390	$16,037	$16,271
Apr 23	$15,543	$16,240	$16,434
May 23	$15,695	$16,346	$16,596
Jun 23	$16,736	$17,437	$17,699
Jul 23	$17,314	$18,040	$18,312
Aug 23	$17,236	$17,733	$18,230
Sep 23	$16,368	$16,901	$17,313
Oct 23	$15,957	$16,511	$16,881
Nov 23	$17,602	$18,067	$18,607
Dec 23	$18,367	$18,917	$19,421
Jan 24	$18,776	$19,226	$19,857
Feb 24	$19,824	$19,167	$19,903
Mar 24	$20,551	$19,773	$21,737
Apr 24	$19,614	$20,032	$20,749
May 24	$20,562	$20,991	$21,752
Jun 24	$21,317	$21,748	$22,555
Jul 24	$21,389	$20,826	$22,632
Aug 24	$21,815	$21,325	$21,916
Sep 24	$22,319	$21,791	$23,621
Oct 24	$22,089	$22,867	$23,377
Nov 24	$23,409	$24,301	$23,515
Dec 24	$22,676	$23,678	$22,782
Jan 25	$23,072	$23,077	$23,184
Feb 25	$22,540	$22,710	$22,653
Mar 25	$21,189	$21,388	$21,296
Apr 25	$21,222	$21,278	$21,331
May 25	$22,947	$22,651	$23,074
Jun 25	$24,012	$23,813	$24,145
Jul 25	$24,665	$24,357	$24,801
Aug 25	$25,021	$24,833	$25,161

Average Annual Return [Table Text Block]
...
1 Year	5 Years	Since Fund Inception
Fund NAV...
14.70%	14.79%	15.62%
MSCI USA Index...
16.45	14.45	15.49
MSCI USA Extended ESG Leaders Index...
14.81	14.90	15.73

Performance Inception Date	May 07, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 891,960,026
Holdings Count | Holding	276
Advisory Fees Paid, Amount	$ 973,044
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$891,960,026
Number of Portfolio Holdings...
276
Net Investment Advisory Fees...
$973,044
Portfolio Turnover Rate...
4%

C000232922
Shareholder Report [Line Items]
Fund Name	iShares Paris-Aligned Climate Optimized MSCI USA ETF
Trading Symbol	PABU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Paris-Aligned Climate Optimized MSCI USA ETF (the “Fund”) (formerly known as iShares Paris-Aligned Climate MSCI USA ETF) for the period of September 1, 2024 to August 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Paris-Aligned Climate Optimized MSCI USA ETF	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2025, the Fund returned 12.46%.

  For the same period, the MSCI USA Index returned 16.45% and the MSCI USA Climate Paris Aligned Benchmark Extended Select Index returned 12.59%.

What contributed to performance?

During the reporting period, U.S. large- and mid-capitalization stocks that are designed to be compatible with the objectives of the Paris Agreement advanced. The largest contributor to the Fund’s performance was the information technology sector. Semiconductor stocks gained amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions. Meanwhile, systems software firms benefited from strong demand in cloud-delivered businesses, including cybersecurity, and increasing adoption of AI technologies. A leading maker of electric vehicles in the consumer discretionary sector saw strong sales in international markets and garnered investor optimism from its robotics program. Communication firms, particularly those in the interactive media and services segment, were supported by solid digital advertising revenue growth fueled by AI investments that improved ad targeting and performance.

What detracted from performance?

During the reporting period, healthcare stocks detracted from the Fund’s return. Pharmaceuticals faced an uncertain and evolving tariff landscape that disrupted global supply, clinical trial setbacks, looming patent expirations leading to generic competition, and shifting regulatory policies.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI USA Index	MSCI USA Climate Paris Aligned Benchmark Extended Select Index
Jan 22	$10,000	$10,000	$10,000
Feb 22	$9,684	$10,246	$10,204
Mar 22	$10,026	$10,605	$10,569
Apr 22	$9,014	$9,645	$9,501
May 22	$8,911	$9,623	$9,393
Jun 22	$8,257	$8,826	$8,705
Jul 22	$9,128	$9,649	$9,625
Aug 22	$8,658	$9,270	$9,126
Sep 22	$7,866	$8,409	$8,289
Oct 22	$8,363	$9,077	$8,814
Nov 22	$8,809	$9,572	$9,286
Dec 22	$8,237	$9,009	$8,685
Jan 23	$8,854	$9,088	$9,336
Feb 23	$8,668	$9,373	$9,139
Mar 23	$9,035	$9,704	$9,524
Apr 23	$9,138	$9,827	$9,633
May 23	$9,284	$9,891	$9,787
Jun 23	$9,907	$10,552	$10,443
Jul 23	$10,202	$10,917	$10,757
Aug 23	$10,055	$10,731	$10,603
Sep 23	$9,477	$10,227	$9,995
Oct 23	$9,206	$9,991	$9,710
Nov 23	$10,168	$10,933	$10,725
Dec 23	$10,692	$11,447	$11,279
Jan 24	$10,809	$11,634	$11,398
Feb 24	$11,384	$11,599	$11,395
Mar 24	$11,584	$11,965	$12,222
Apr 24	$11,007	$12,122	$11,615
May 24	$11,624	$12,702	$12,270
Jun 24	$12,108	$13,160	$12,779
Jul 24	$12,298	$12,602	$12,982
Aug 24	$12,667	$12,904	$12,689
Sep 24	$12,970	$13,187	$13,695
Oct 24	$12,762	$13,837	$13,478
Nov 24	$13,538	$14,705	$13,558
Dec 24	$13,310	$14,328	$13,329
Jan 25	$13,497	$13,965	$13,524
Feb 25	$13,173	$13,742	$13,205
Mar 25	$12,313	$12,943	$12,338
Apr 25	$12,309	$12,876	$12,333
May 25	$13,188	$13,707	$13,217
Jun 25	$13,777	$14,410	$13,809
Jul 25	$14,034	$14,739	$14,073
Aug 25	$14,246	$15,027	$14,287

Average Annual Return [Table Text Block]
...
1 Year	Since Fund Inception
Fund NAV...
12.46%	10.46%
MSCI USA Index...
16.45	12.12
MSCI USA Climate Paris Aligned Benchmark Extended Select Index...
12.59	10.54

Performance Inception Date	Feb. 08, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date		Aug. 31, 2024
AssetsNet	$ 2,187,178,788
Holdings Count | Holding	177
Advisory Fees Paid, Amount	$ 2,050,169
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$2,187,178,788
Number of Portfolio Holdings...
177
Net Investment Advisory Fees...
$2,050,169
Portfolio Turnover Rate...
15%

Updated Prospectus Phone Number	(1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000108744
Shareholder Report [Line Items]
Fund Name	iShares MSCI United Kingdom Small-Cap ETF
Trading Symbol	EWUS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI United Kingdom Small-Cap ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI United Kingdom Small-Cap ETF	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2025, the Fund returned 7.54%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 15.42% and the MSCI United Kingdom Small Cap Index (Net) returned 8.47%.

What contributed to performance?

Amid an environment of modest economic growth, small-cap stocks in the United Kingdom rose during the reporting period. Financials stocks were the largest contributors, particularly asset management and wealth management firms. These firms benefited from overall positive momentum in the financial markets, as well as improving assets under management and cost-cutting measures. Insurance firms also aided performance, supported by operational efficiencies, strategic initiatives, and positive market sentiment. In the industrials sector, firms that manufacture and supply industrial machinery supplies and components gained. Robust demand for mining technology, due to high commodity prices, supported an engineering group that provides solutions for sustainable and efficient mining. Additionally, a firm that designs and manufactures products for fluid and motion control benefited from strong demand for energy savings solutions and improved momentum. In the materials sector, companies involved in gold production were supported by higher prices amid economic uncertainty and increased central bank demand.

What detracted from performance?

Stocks in the consumer discretionary sector were modest detractors from the Fund’s return during the reporting period, as slowing consumer spending pushed broadline retail firms lower.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI ACWI ex USA Index (Net)	MSCI United Kingdom Small Cap Index (Net)
Aug 15	$10,000	$10,000	$10,000
Sep 15	$9,631	$9,537	$9,631
Oct 15	$10,049	$10,247	$10,058
Nov 15	$9,966	$10,035	$9,976
Dec 15	$9,853	$9,846	$9,870
Jan 16	$8,897	$9,176	$8,912
Feb 16	$8,800	$9,072	$8,819
Mar 16	$9,416	$9,809	$9,440
Apr 16	$9,540	$10,067	$9,567
May 16	$9,811	$9,897	$9,843
Jun 16	$8,411	$9,746	$8,443
Jul 16	$8,889	$10,228	$8,929
Aug 16	$9,034	$10,292	$9,079
Sep 16	$9,107	$10,419	$9,156
Oct 16	$8,411	$10,270	$8,460
Nov 16	$8,597	$10,032	$8,649
Dec 16	$8,779	$10,289	$8,838
Jan 17	$8,976	$10,653	$9,040
Feb 17	$9,181	$10,823	$9,252
Mar 17	$9,324	$11,097	$9,399
Apr 17	$10,066	$11,335	$10,153
May 17	$10,260	$11,703	$10,358
Jun 17	$10,024	$11,739	$10,124
Jul 17	$10,457	$12,172	$10,566
Aug 17	$10,335	$12,235	$10,448
Sep 17	$10,853	$12,462	$10,977
Oct 17	$11,044	$12,697	$11,178
Nov 17	$11,083	$12,800	$11,219
Dec 17	$11,554	$13,086	$11,706
Jan 18	$11,964	$13,815	$12,126
Feb 18	$11,244	$13,164	$11,402
Mar 18	$11,359	$12,931	$11,532
Apr 18	$11,762	$13,138	$11,944
May 18	$11,714	$12,834	$11,906
Jun 18	$11,610	$12,593	$11,811
Jul 18	$11,565	$12,894	$11,772
Aug 18	$11,391	$12,625	$11,597
Sep 18	$11,148	$12,682	$11,355
Oct 18	$10,106	$11,651	$10,300
Nov 18	$9,708	$11,761	$9,897
Dec 18	$9,190	$11,228	$9,365
Jan 19	$10,204	$12,077	$10,409
Feb 19	$10,597	$12,313	$10,813
Mar 19	$10,526	$12,386	$10,747
Apr 19	$11,031	$12,713	$11,268
May 19	$10,263	$12,031	$10,489
Jun 19	$10,486	$12,755	$10,718
Jul 19	$10,158	$12,601	$10,391
Aug 19	$9,891	$12,212	$10,119
Sep 19	$10,359	$12,526	$10,605
Oct 19	$11,000	$12,963	$11,269
Nov 19	$11,429	$13,078	$11,718
Dec 19	$12,345	$13,644	$12,666
Jan 20	$11,863	$13,278	$12,177
Feb 20	$10,513	$12,228	$10,797
Mar 20	$7,819	$10,457	$8,038
Apr 20	$8,787	$11,250	$9,032
May 20	$8,982	$11,618	$9,239
Jun 20	$8,966	$12,143	$9,225
Jul 20	$9,362	$12,685	$9,639
Aug 20	$10,079	$13,228	$10,383
Sep 20	$9,529	$12,902	$9,820
Oct 20	$9,396	$12,625	$9,687
Nov 20	$10,995	$14,323	$11,341
Dec 20	$12,048	$15,097	$12,434
Jan 21	$11,951	$15,130	$12,340
Feb 21	$12,648	$15,430	$13,062
Mar 21	$12,873	$15,625	$13,306
Apr 21	$13,672	$16,085	$14,138
May 21	$14,055	$16,570	$14,545
Jun 21	$13,444	$16,480	$13,887
Jul 21	$13,808	$16,209	$14,309
Aug 21	$14,402	$16,517	$14,928
Sep 21	$13,398	$15,988	$13,927
Oct 21	$13,590	$16,370	$14,116
Nov 21	$12,793	$15,632	$13,200
Dec 21	$13,620	$16,279	$14,112
Jan 22	$12,569	$15,679	$12,927
Feb 22	$11,918	$15,368	$12,426
Mar 22	$11,563	$15,393	$12,093
Apr 22	$10,811	$14,426	$11,307
May 22	$10,760	$14,530	$11,183
Jun 22	$9,471	$13,280	$9,804
Jul 22	$10,249	$13,734	$10,632
Aug 22	$9,136	$13,293	$9,547
Sep 22	$7,805	$11,964	$8,183
Oct 22	$8,413	$12,322	$8,805
Nov 22	$9,572	$13,776	$9,793
Dec 22	$9,349	$13,673	$9,726
Jan 23	$10,171	$14,782	$10,578
Feb 23	$9,987	$14,264	$10,503
Mar 23	$9,734	$14,612	$10,169
Apr 23	$10,278	$14,866	$10,721
May 23	$9,784	$14,325	$10,173
Jun 23	$9,856	$14,968	$10,303
Jul 23	$10,423	$15,577	$10,925
Aug 23	$10,008	$14,873	$10,489
Sep 23	$9,513	$14,404	$9,989
Oct 23	$8,866	$13,809	$9,260
Nov 23	$9,871	$15,052	$10,356
Dec 23	$10,779	$15,809	$11,313
Jan 24	$10,478	$15,652	$11,084
Feb 24	$10,362	$16,048	$10,881
Mar 24	$10,900	$16,525	$11,460
Apr 24	$10,690	$16,252	$11,295
May 24	$11,612	$16,724	$12,134
Jun 24	$11,079	$16,708	$11,678
Jul 24	$12,078	$17,095	$12,698
Aug 24	$12,244	$17,582	$12,871
Sep 24	$12,427	$18,055	$13,122
Oct 24	$11,554	$17,169	$12,142
Nov 24	$11,619	$17,014	$12,245
Dec 24	$11,226	$16,684	$11,876
Jan 25	$11,435	$17,356	$12,155
Feb 25	$11,331	$17,596	$11,948
Mar 25	$11,208	$17,557	$11,804
Apr 25	$11,965	$18,190	$12,654
May 25	$12,988	$19,024	$13,762
Jun 25	$13,587	$19,669	$14,368
Jul 25	$13,074	$19,613	$13,925
Aug 25	$13,167	$20,293	$13,960

Average Annual Return [Table Text Block]
...
1 Year	5 Years	10 Years
Fund NAV...
7.54%	5.49%	2.79%
MSCI ACWI ex USA Index (Net)...
15.42	8.94	7.33
MSCI United Kingdom Small Cap Index (Net)...
8.47	6.10	3.39

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 40,248,764
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 262,857
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$40,248,764
Number of Portfolio Holdings...
208
Net Investment Advisory Fees...
$262,857
Portfolio Turnover Rate...
26%

C000108737
Shareholder Report [Line Items]
Fund Name	iShares MSCI Finland ETF
Trading Symbol	EFNL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Finland ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Finland ETF	$59	0.54%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2025, the Fund returned 17.80%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 15.42% and the MSCI Finland IMI 25/50 Index (Net) returned 15.95%.

What contributed to performance?

Stocks in the financials sector contributed the most to the Fund’s performance during the reporting period. The largest bank in the Nordic region benefited from strong lending growth, robust deposits, and solid credit quality. In the insurance subsector, strong premium growth, increased underwriting profits and a share buyback program supported large property and casualty insurance companies. In the industrials sector, companies in the industrial machinery and supplies and components segment gained due to a focus on sustainability and innovation, modernization efforts, and robust sales. Additionally, a pharmaceutical company was supported by continued royalty income for its cancer treatment program, gains in animal health, and above average growth in generics and consumer health.

What detracted from performance?

The materials sector was the largest detractor from the Fund’s return during the reporting period. Notably, a forest and paper products company was pressured by trade tensions, slowing market conditions, and weakening performance in its paper and pulp business.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Finland IMI 25/50 Index (Net)
Aug 15	$10,000	$10,000	$10,000
Sep 15	$9,668	$9,537	$9,672
Oct 15	$10,511	$10,247	$10,527
Nov 15	$10,572	$10,035	$10,590
Dec 15	$10,546	$9,846	$10,570
Jan 16	$10,144	$9,176	$10,169
Feb 16	$9,626	$9,072	$9,656
Mar 16	$10,255	$9,809	$10,269
Apr 16	$10,271	$10,067	$10,259
May 16	$10,300	$9,897	$10,290
Jun 16	$10,206	$9,746	$10,184
Jul 16	$10,821	$10,228	$10,798
Aug 16	$10,860	$10,292	$10,733
Sep 16	$11,302	$10,419	$11,177
Oct 16	$10,553	$10,270	$10,439
Nov 16	$10,291	$10,032	$10,186
Dec 16	$10,820	$10,289	$10,726
Jan 17	$10,840	$10,653	$10,749
Feb 17	$11,003	$10,823	$10,918
Mar 17	$11,451	$11,097	$11,325
Apr 17	$12,263	$11,335	$12,077
May 17	$13,015	$11,703	$12,803
Jun 17	$13,030	$11,739	$12,820
Jul 17	$13,279	$12,172	$13,067
Aug 17	$13,393	$12,235	$13,183
Sep 17	$13,555	$12,462	$13,344
Oct 17	$13,262	$12,697	$13,061
Nov 17	$13,245	$12,800	$13,050
Dec 17	$13,339	$13,086	$13,146
Jan 18	$14,150	$13,815	$13,951
Feb 18	$14,353	$13,164	$14,147
Mar 18	$14,184	$12,931	$13,931
Apr 18	$14,715	$13,138	$14,402
May 18	$14,482	$12,834	$14,155
Jun 18	$14,291	$12,593	$13,973
Jul 18	$14,361	$12,894	$14,048
Aug 18	$14,609	$12,625	$14,297
Sep 18	$14,504	$12,682	$14,195
Oct 18	$13,125	$11,651	$12,845
Nov 18	$12,534	$11,761	$12,268
Dec 18	$12,342	$11,228	$12,081
Jan 19	$13,355	$12,077	$13,085
Feb 19	$13,568	$12,313	$13,289
Mar 19	$13,491	$12,386	$13,166
Apr 19	$13,606	$12,713	$13,239
May 19	$12,754	$12,031	$12,405
Jun 19	$13,702	$12,755	$13,332
Jul 19	$13,345	$12,601	$12,988
Aug 19	$12,967	$12,212	$12,626
Sep 19	$13,298	$12,526	$12,949
Oct 19	$13,517	$12,963	$13,159
Nov 19	$13,382	$13,078	$13,034
Dec 19	$14,016	$13,644	$13,658
Jan 20	$14,042	$13,278	$13,693
Feb 20	$12,975	$12,228	$12,645
Mar 20	$10,945	$10,457	$10,664
Apr 20	$12,227	$11,250	$11,882
May 20	$13,264	$11,618	$12,885
Jun 20	$13,451	$12,143	$13,079
Jul 20	$14,589	$12,685	$14,152
Aug 20	$15,640	$13,228	$15,178
Sep 20	$15,266	$12,902	$14,839
Oct 20	$14,400	$12,625	$13,980
Nov 20	$16,525	$14,323	$16,042
Dec 20	$17,135	$15,097	$16,638
Jan 21	$17,518	$15,130	$17,020
Feb 21	$17,377	$15,430	$16,885
Mar 21	$17,338	$15,625	$16,771
Apr 21	$18,644	$16,085	$18,018
May 21	$19,395	$16,570	$18,710
Jun 21	$19,171	$16,480	$18,509
Jul 21	$20,237	$16,209	$19,551
Aug 21	$20,233	$16,517	$19,537
Sep 21	$18,214	$15,988	$17,667
Oct 21	$18,654	$16,370	$18,034
Nov 21	$17,837	$15,632	$17,133
Dec 21	$18,837	$16,279	$18,222
Jan 22	$17,823	$15,679	$17,053
Feb 22	$16,097	$15,368	$15,701
Mar 22	$16,048	$15,393	$15,568
Apr 22	$15,291	$14,426	$14,822
May 22	$15,731	$14,530	$14,983
Jun 22	$14,314	$13,280	$13,588
Jul 22	$14,976	$13,734	$14,234
Aug 22	$14,396	$13,293	$13,807
Sep 22	$12,913	$11,964	$12,420
Oct 22	$13,739	$12,322	$13,124
Nov 22	$15,574	$13,776	$14,584
Dec 22	$15,498	$13,673	$14,739
Jan 23	$16,109	$14,782	$15,304
Feb 23	$15,762	$14,264	$15,094
Mar 23	$15,848	$14,612	$15,044
Apr 23	$16,061	$14,866	$15,211
May 23	$14,845	$14,325	$13,957
Jun 23	$14,893	$14,968	$14,024
Jul 23	$14,849	$15,577	$14,031
Aug 23	$14,617	$14,873	$13,822
Sep 23	$13,828	$14,404	$13,074
Oct 23	$13,426	$13,809	$12,593
Nov 23	$14,673	$15,052	$13,821
Dec 23	$15,492	$15,809	$14,559
Jan 24	$15,236	$15,652	$14,440
Feb 24	$15,006	$16,048	$14,111
Mar 24	$15,168	$16,525	$14,147
Apr 24	$15,365	$16,252	$14,367
May 24	$16,428	$16,724	$15,263
Jun 24	$15,726	$16,708	$14,652
Jul 24	$15,888	$17,095	$14,806
Aug 24	$16,644	$17,582	$15,559
Sep 24	$16,937	$18,055	$15,841
Oct 24	$15,927	$17,169	$14,760
Nov 24	$15,019	$17,014	$13,962
Dec 24	$14,677	$16,684	$13,625
Jan 25	$15,596	$17,356	$14,542
Feb 25	$16,213	$17,596	$15,090
Mar 25	$16,607	$17,557	$15,251
Apr 25	$17,586	$18,190	$16,177
May 25	$18,449	$19,024	$16,948
Jun 25	$19,249	$19,669	$17,633
Jul 25	$18,907	$19,613	$17,476
Aug 25	$19,607	$20,293	$18,041

Average Annual Return [Table Text Block]
...
1 Year	5 Years	10 Years
Fund NAV...
17.80%	4.62%	6.96%
MSCI ACWI ex USA Index (Net)...
15.42	8.94	7.33
MSCI Finland IMI 25/50 Index (Net)...
15.95	3.52	6.08

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 29,252,967
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 120,385
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$29,252,967
Number of Portfolio Holdings...
38
Net Investment Advisory Fees...
$120,385
Portfolio Turnover Rate...
18%

C000087779
Shareholder Report [Line Items]
Fund Name	iShares MSCI Ireland ETF
Trading Symbol	EIRL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Ireland ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Ireland ETF	$50	0.50%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2025, the Fund returned (0.13)%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 15.42% and the MSCI All Ireland Capped Index (Net) returned (0.19)%.

What contributed to performance?

The financials sector was the leading contributor to the Fund’s return during the reporting period. Diversified banks benefited from a resilient Irish economy, robust capital ratios, and solid lending and deposit volume growth. In the consumer discretionary sector, the country's largest hotel operator gained amid a pending acquisition that offered shareholders a significant premium.

What detracted from performance?

The healthcare sector significantly detracted from the Fund’s return during the reporting period. Most notably, a contract research organization that provides outsourced drug and medical development services to the pharmaceutical and biotechnology sectors was pressured by the ongoing slowdown in the healthcare sector, as customers delayed orders and cancelled trials. In addition, a securities fraud investigation severely pressured the firm. Also detracting was a pharmaceutical firm after its proposed acquisition of a drug supply group was blocked.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI ACWI ex USA Index (Net)	MSCI All Ireland Capped Index (Net)
Aug 15	$10,000	$10,000	$10,000
Sep 15	$9,517	$9,537	$9,509
Oct 15	$9,799	$10,247	$9,806
Nov 15	$10,032	$10,035	$10,055
Dec 15	$10,234	$9,846	$10,254
Jan 16	$9,506	$9,176	$9,526
Feb 16	$9,394	$9,072	$9,413
Mar 16	$10,097	$9,809	$10,123
Apr 16	$9,993	$10,067	$10,014
May 16	$10,190	$9,897	$10,193
Jun 16	$8,956	$9,746	$8,965
Jul 16	$9,385	$10,228	$9,414
Aug 16	$9,788	$10,292	$9,811
Sep 16	$9,607	$10,419	$9,630
Oct 16	$9,132	$10,270	$9,161
Nov 16	$9,205	$10,032	$9,237
Dec 16	$9,522	$10,289	$9,569
Jan 17	$9,740	$10,653	$9,791
Feb 17	$9,909	$10,823	$9,965
Mar 17	$10,141	$11,097	$10,201
Apr 17	$10,654	$11,335	$10,723
May 17	$11,053	$11,703	$11,134
Jun 17	$10,984	$11,739	$11,071
Jul 17	$11,124	$12,172	$11,200
Aug 17	$11,157	$12,235	$11,242
Sep 17	$11,796	$12,462	$11,881
Oct 17	$11,857	$12,697	$11,928
Nov 17	$11,870	$12,800	$11,934
Dec 17	$12,244	$13,086	$12,326
Jan 18	$12,541	$13,815	$12,622
Feb 18	$11,867	$13,164	$11,930
Mar 18	$11,946	$12,931	$11,994
Apr 18	$12,123	$13,138	$12,196
May 18	$12,351	$12,834	$12,419
Jun 18	$12,179	$12,593	$12,246
Jul 18	$12,086	$12,894	$12,145
Aug 18	$11,980	$12,625	$12,053
Sep 18	$11,625	$12,682	$11,689
Oct 18	$10,690	$11,651	$10,763
Nov 18	$10,253	$11,761	$10,317
Dec 18	$9,674	$11,228	$9,757
Jan 19	$10,349	$12,077	$10,451
Feb 19	$10,783	$12,313	$10,907
Mar 19	$10,781	$12,386	$10,876
Apr 19	$11,217	$12,713	$11,313
May 19	$10,679	$12,031	$10,777
Jun 19	$11,014	$12,755	$11,119
Jul 19	$10,680	$12,601	$10,789
Aug 19	$10,369	$12,212	$10,483
Sep 19	$10,743	$12,526	$10,850
Oct 19	$11,336	$12,963	$11,452
Nov 19	$11,841	$13,078	$11,974
Dec 19	$12,248	$13,644	$12,392
Jan 20	$11,789	$13,278	$11,933
Feb 20	$10,742	$12,228	$10,874
Mar 20	$8,467	$10,457	$8,558
Apr 20	$9,275	$11,250	$9,383
May 20	$9,841	$11,618	$9,961
Jun 20	$10,062	$12,143	$10,197
Jul 20	$10,824	$12,685	$10,976
Aug 20	$11,374	$13,228	$11,537
Sep 20	$10,856	$12,902	$11,029
Oct 20	$11,000	$12,625	$11,182
Nov 20	$12,746	$14,323	$12,961
Dec 20	$13,570	$15,097	$13,810
Jan 21	$12,993	$15,130	$13,222
Feb 21	$13,675	$15,430	$13,922
Mar 21	$14,793	$15,625	$15,066
Apr 21	$15,397	$16,085	$15,676
May 21	$16,044	$16,570	$16,360
Jun 21	$15,341	$16,480	$15,621
Jul 21	$15,583	$16,209	$15,912
Aug 21	$16,481	$16,517	$16,843
Sep 21	$15,680	$15,988	$16,008
Oct 21	$15,841	$16,370	$16,216
Nov 21	$14,176	$15,632	$14,374
Dec 21	$15,419	$16,279	$15,766
Jan 22	$14,931	$15,679	$15,183
Feb 22	$14,086	$15,368	$14,454
Mar 22	$12,948	$15,393	$13,374
Apr 22	$12,495	$14,426	$12,895
May 22	$12,774	$14,530	$13,072
Jun 22	$10,998	$13,280	$11,235
Jul 22	$11,695	$13,734	$11,928
Aug 22	$11,510	$13,293	$11,827
Sep 22	$10,177	$11,964	$10,475
Oct 22	$11,426	$12,322	$11,734
Nov 22	$12,719	$13,776	$12,755
Dec 22	$12,546	$13,673	$12,841
Jan 23	$14,194	$14,782	$14,499
Feb 23	$14,214	$14,264	$14,670
Mar 23	$14,926	$14,612	$15,332
Apr 23	$15,323	$14,866	$15,730
May 23	$14,968	$14,325	$15,274
Jun 23	$15,794	$14,968	$16,202
Jul 23	$16,458	$15,577	$16,949
Aug 23	$15,950	$14,873	$16,419
Sep 23	$14,876	$14,404	$15,354
Oct 23	$14,219	$13,809	$14,589
Nov 23	$15,668	$15,052	$16,118
Dec 23	$16,819	$15,809	$17,332
Jan 24	$17,184	$15,652	$17,807
Feb 24	$18,187	$16,048	$18,742
Mar 24	$19,081	$16,525	$19,695
Apr 24	$18,379	$16,252	$19,001
May 24	$19,324	$16,724	$19,866
Jun 24	$17,977	$16,708	$18,552
Jul 24	$19,341	$17,095	$19,946
Aug 24	$19,387	$17,582	$20,019
Sep 24	$19,133	$18,055	$19,802
Oct 24	$17,629	$17,169	$18,127
Nov 24	$16,813	$17,014	$17,353
Dec 24	$16,526	$16,684	$17,097
Jan 25	$16,938	$17,356	$17,568
Feb 25	$17,158	$17,596	$17,746
Mar 25	$16,833	$17,557	$17,342
Apr 25	$17,396	$18,190	$17,987
May 25	$18,562	$19,024	$19,135
Jun 25	$19,333	$19,669	$19,914
Jul 25	$18,801	$19,613	$19,561
Aug 25	$19,330	$20,293	$19,982

Average Annual Return [Table Text Block]
...
1 Year	5 Years	10 Years
Fund NAV...
(0.13)%	11.19%	6.81%
MSCI ACWI ex USA Index (Net)...
15.42	8.94	7.33
MSCI All Ireland Capped Index (Net)...
(0.19)	11.61	7.17

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 60,488,922
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 347,351
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$60,488,922
Number of Portfolio Holdings...
27
Net Investment Advisory Fees...
$347,351
Portfolio Turnover Rate...
46%